Warrants	12 Months Ended
Dec. 31, 2022
Warrants [Abstract]
Warrants

Note 13 - Warrants

As part of the March 2021 SPA each of the investors received one warrant to purchase one ordinary share for each Preferred Share issue to such investor, see Note 12(C). The terms of the warrants issued preclude them from being considered indexed to the Company’s own stock as long as the exercise price was subject to a change upon the occurrence of an initial public offering, therefore, they were classified as liabilities with changes in fair value recognized in profit or loss.

The fair value of the warrants issued in the March 2021 Private Placement at the time of the initial closing, which took place on March 24, 2021, was calculated by an independent valuation expert, preforming numerous iterations using the Black–Scholes option price model, based on the following assumptions:

	Merger and Acquisition (“M&A”) Scenario	IPO Scenario
Expected volatility (%)	63.2	55.81
Risk-free interest rate (%)	0.24	0.81
Expected Life (years)	2.5	5
Value per share	0.45	1.32
Exercise price (U.S. dollars per share)	6.1248	7.9888

In addition, based on management’s expectations for the M&A scenario, the value was calculated by performing numerous iterations based on the latest transaction with a probability assigned to this case of 80 percent, and for initial public offering the probability assigned to was 20 percent. The total value of the warrants was calculated using a weighted average calculation using the above-mentioned percentage.

The fair value of the warrants issued in the March 2021 Private Placement as of March 24, 2021 was $274,294.

The fair value of the warrants as of as of December 31, 2021 was calculated by independent valuation expert using the Black–Scholes option price model based on the following assumptions:

	Merger and Acquisition (“M&A”) Scenario	IPO Scenario
Expected volatility (%)	54.96	56.21
Risk-free interest rate (%)	0.66	1.26
Expected Life (years)	1.79	4.29
Value per share	0.17	0.85
Exercise price (U.S. dollars per share)	7.9888	6.1248

In addition, based on management’s expectations for the M&A scenario, the value was calculated by performing numerous iterations based on the latest transaction with a probability assigned to this case of 20 percent, and for initial public offering the probability assigned to was 80 percent. The total value of the warrants was calculated using a weighted average calculation using the above-mentioned percentage.

The fair value of the warrants as of December 31, 2021 was $351,845 and the warrants’ fair value revaluation amounted to $77,551 and is classified within finance expenses item in the Company’s statement of operation for the year ended December 31, 2021.

The fair value of the warrants issued in March 2021, classified as a liability, as of February 4, 2022, was calculated using the Black–Scholes option price model based on the following assumptions:

Expected volatility (%)	55.82
Risk-free interest rate (%)	1.69
Expected Life (years)	4.19
Value per share	3.12
Exercise price (U.S. dollars per share)	6.1248

The fair value of the warrants as of February 4, 2022 was $412,299. The warrants were classified into shareholders’ equity upon the closing of the IPO, see Note 12. The warrants’ fair value revaluation was $60,454 and is recorded in finance expenses in the statement of operation for the period ended December 31, 2022.